PREPAID EXPENSES (Details Narrative) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Prepaid Expenses Details Narrative
Prepaid expenses	$ 17,000	$ 17,000	$ 17,000	$ 18,000
Liabilities		$ 1,000